COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT - Other financial assets (Details) - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Other financial assets
Other financial assets	$ 2,096,866	$ 2,612,157
Participation certificate in financial trusts [member]
Other financial assets
Other financial assets	30,592	16,840
Investments in mutual funds [member]
Other financial assets
Other financial assets	865,872	1,008,467
Other investments [member]
Other financial assets
Other financial assets	59,608	12,211
Receivable from spot sales pending settlement [member]
Other financial assets
Other financial assets	138,591	6,341
Several debtors [member]
Other financial assets
Other financial assets	623,070	994,919
Miscellaneous debtors for credit card operations [member]
Other financial assets
Other financial assets	$ 379,133	$ 573,379